Financial Assets and Other Non-current Assets - Movement in Non-current Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	€ 5,201
Non-current financial assets, ending balance	5,339	€ 5,201
Investments
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	616	497
Additions	30	17
Disposals	(150)	(17)
Translation differences	(4)	(1)
Fair value adjustments and financial updates	94	115
Transfers and other	(1)	5
Non-current financial assets, ending balance	585	616
Other long-term credits
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	741	981
Additions	132	114
Disposals	(107)	(310)
Translation differences	(35)	(17)
Fair value adjustments and financial updates	10	26
Transfers and other	(139)	(53)
Non-current financial assets, ending balance	602	741
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	966	1,163
Additions	11	9
Disposals	(18)	(111)
Translation differences	(104)	30
Fair value adjustments and financial updates	23	35
Transfers and other	(187)	(160)
Non-current financial assets, ending balance	691	966
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	1,049	1,019
Additions	623	610
Disposals	(366)	(303)
Translation differences	(41)	37
Fair value adjustments and financial updates	(16)	1
Transfers and other	(304)	(315)
Non-current financial assets, ending balance	945	1,049
Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	(125)	(128)
Additions	(59)	(38)
Disposals	34	16
Translation differences	18	(11)
Fair value adjustments and financial updates	0	0
Transfers and other	26	36
Non-current financial assets, ending balance	(106)	(125)
Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	14	19
Additions	11	4
Disposals	0	(1)
Translation differences	(1)	0
Fair value adjustments and financial updates	0	0
Transfers and other	(7)	(8)
Non-current financial assets, ending balance	€ 17	€ 14